CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and banks	R$ 6,804,132	R$ 14,020,097
Total short-term investments	7,616,890	9,290,100
Cash and cash equivalents	14,421,022	23,310,197	R$ 16,046,218	R$ 11,991,356
B R [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	1,178,037	701,494
Total short-term investments	5,509,312	7,688,051
Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	5,626,095	13,318,603
Total short-term investments	R$ 2,107,578	R$ 1,602,049